Interests in other entities - Disclosure of Other Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Other investments, beginning balance	€ 753	€ 3
Other investments, ending balance	3,881	753	€ 3
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Other investments, beginning balance	753	3	1,604
Additions	3,878	750	0
Fair value adjustment	150	0	0
Derecognition due to step acquisition	(900)	0	(1,600)
Exchange differences	0	0	(1)
Other investments, ending balance	€ 3,881	€ 753	€ 3